Tax-Free Money Fund



service and guidance

professional management

goals


Money Market Fund

(various photos demonstrating service and guidance, professional management and goals)


  1999
Annual
Report



DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

A TRADITION OF SOUND INVESTING

commitment


A Commitment
To Our Investors

(photo of computer keyboard)

(photo of illustration from Money Market brochure)


tradition


Delaware Investments has a tradition of money management that dates back to 1929. We have a long and distinguished history of helping individuals and institutions - including some of America's largest pension funds reach their financial goals.
   Headquartered in Philadelphia, a block from the nation's oldest stock exchange, the Delaware organization established its first mutual fund in 1938. Delaware International Advisers Ltd., our international affiliate, was established in 1990 and is headquartered in London.
   Delaware Investments offers a full range of mutual funds. We also manage investments for variable annuities and closed-end funds as well as offer a wide range of retirement plan services for individuals and businesses.
   Delaware Investments manages approximately $45 billion in mutual fund assets and institutional advisory accounts for more than half-a-million investors.

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

Tax-Free Money Fund Objective

To seek a high level of current income, exempt from Federal income tax, while preserving principal and maintaining liquidity.


Table of Contents

Letter to Shareholders                                       Page   1
Statements of Net Assets                                     Page   3
Financial Highlights                                         Page   5

June 18, 1999

                                                                        money
                                                                     market fund

                                                                          1


Dear Shareholder:

For the 12 months ended April 30, 1999, Tax-Free Money Fund provided a total return of +2.40% (A Class shares at net asset value with distributions reinvested). Your Fund outpaced the current U.S. rate of inflation as shown below. In addition, Tax-Free Money Fund's total return was tax exempt.
   During much of calendar 1998 and first quarter 1999, the U.S. economy exhibited strong growth while the state of the global economy remained tenuous. To maintain domestic growth, the Federal Reserve Board reduced its target for short-term interest rates this past autumn by 0.75 percentage points to 4.75%.
   Improved global liquidity and a robust U.S. economy, however, now have many investors fearful that the Federal Reserve may raise interest rates. These fears were heightened on May 14, when the government reported that consumer prices rose by 0.7% in April, the largest monthly increase since 1990. The Federal Open Market Committee met on May 18 and left interest rates unchanged. They did, however, announce a change in their policy bias towards raising interest rates in the future. We anticipate that interest rates will remain unchanged throughout calendar 1999, but intend to keep a watchful eye on this situation in the months ahead.
   Your Fund had an average weighted maturity of 47 days as of April 30, 1999. We have strategically allocated the Fund's assets at both ends of the relatively short maturity spectrum of tax-free money market securities rather than across the full range. The full spectrum ranges from zero to 397 days. We chose investments with six months to one year maturities to take

Tax-Free Money Fund continues to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

AVERAGE ANNUAL TOTAL RETURNS THROUGH APRIL 30, 1999
--------------------------------------------------------------------------------
                                   One Year   Five Years   Ten Years    Lifetime
--------------------------------------------------------------------------------
Tax-Free Money Fund
   A Class (Est. 9/17/81)           +2.40%      +2.71%       +3.09%      +3.96%
   Consultant Class (Est. 3/15/88)  +2.40%      +2.71%       +3.06%      +3.93%*
--------------------------------------------------------------------------------
U.S. Consumer Price Index           +1.84%      +2.34%       +3.00%
--------------------------------------------------------------------------------

   Past performance does not guarantee future results. Return and yield fluctuate. All performance reflects reinvestment of dividends. Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions. The Fund is neither insured nor guaranteed by the U.S. government. The Consumer Price Index is the U.S. government's measure of inflation.

* Total return shown for Consultant Class Shares for the periods prior to March 15, 1988 is based on the performance of A Class Shares.

   money
market fund

     2


advantage of the additional yield available. We balanced that position with very short-term investments, those with maturities of less than one month. This helped protect principal and maintain liquidity.
   Our average weighted maturity of 47 days is eleven days longer than our average maturity as of October 31, 1998. As we anticipated in the Tax-Free Money Fund semi-annual report, we lengthened the Fund's average weighted maturity during the second half of fiscal 1999.
   Tax-Free Money Fund continues to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.
   Although Tax-Free Money Fund is not designed for long-term investors, it has the potential to be a safer haven than some other investments and can be a valuable part of your diversified portfolio. For your longer term needs, Delaware Investments offers a wide spectrum of both tax-advantaged and taxable investments, including equity and fixed-income mutual funds, along with variable annuities.
   Thank you for your continued commitment to Delaware Investments and Tax-Free Money Fund.

Sincerely,


/s/ Wayne A. Stork
-------------------------------------
Wayne A. Stork
Chairman,
Delaware Investments Family of Funds



/s/ David K. Downes
--------------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds
                                                             money market fund 3

Financial Statements

Delaware Group Tax-Free Money Fund, Inc.
Statement of Net Assets
April 30, 1999
--------------------------------------------------------------------------------
                                                        Principal      Market
                                                         Amount        Value
                                                 -------------------------------
*Variable Rate Demand Notes - 50.68%
 District of Columbia 3.10% 6/25/99 .............       $1,000,000    $1,000,000
 Illinois Health Facilities Authority Revenue
   Alexian Brothers Medical Center
   2.85% 5/13/99 ................................       1,000,000     1,000,000
 Illinois Health Facilities Authority Revenue
   Decatur Memorial Hospital
   4.00% 5/7/99 .................................       1,500,000     1,500,000
 Montgomery County, Maryland Housing
   Opportunities Community Multifamily Housing
   Revenue - Falkland Apartments
   4.20% 5/7/99 (LOC, Connecticut General Life) .       1,600,000     1,600,000
 Montgomery County, Pennsylvania Industrial
   Development Authority Revenue - Ikea Property
   Project 4.05% 5/7/99 (LOC, Morgan
   Guaranty Trust Company) ......................       1,000,000     1,000,000
 Municipal Electric Authority, Georgia
   4.00% 5/7/99 .................................       1,500,000     1,500,000
 New Jersey Economic Development Authority
   Pollution Control Revenue - Public Service
   Electric and Gas Company 3.50% 5/7/99 ........         200,000       200,000
 Ohio Housing Finance Agency Multifamily Housing
   Revenue - Kenwood Congregate Retirement
   3.10% 5/7/99 (LOC, Swiss Bank) ...............         900,000       900,000
 Pennsylvania Economic Development Authority
   Revenue Series G3 4.15% 5/6/99
   (LOC, PNC Bank) ..............................       1,500,000     1,500,000
 Pittsburgh, Pennsylvania Urban Development
   Authority - Wood Street Commons
   3.88% 5/7/99 (LOC, PNC Bank) AMT .............       1,105,000     1,105,000
 Port of Seattle, Washington 4.10% 5/7/99
   (LOC, Canadian Imperial Bank of Commerce)
   AMT ..........................................       1,700,000     1,700,000
 Red River, Texas Pollution Control - Southwestern
   Power 4.15% 5/7/99
   (Union Bank of Switzerland) ..................         300,000       300,000
 Winston Salem, North Carolina Certificates of
   Participation 3.95% 5/7/99
   (LOC, Credit Suisse) .........................       1,650,000     1,650,000
                                                                     ----------
 Total Variable Rate Demand Notes ...............                    14,955,000
                                                                     ----------
 Municipal Bonds - 31.85%
 Austin, Texas Independent School District
   3.10% 8/1/99 .................................       1,400,000     1,400,000

--------------------------------------------------------------------------------
                                                        Principal      Market
                                                         Amount        Value
                                                 -------------------------------
  Deadwood Certificates of Participation
   4.00% 11/1/99 (AMBAC) ...........................   $1,500,000    $1,504,406
+ Manheim Township, Pennsylvania School District
   Series 1994 5.70% 5/1/12-99 (FGIC) ..............    1,000,000     1,000,000
+ Maryland State Health and Higher Educational
   Facilities Authority Revenue - Franklin Square
   Hospital 7.50% 7/1/19-99 (MBIA) .................    1,600,000     1,643,381
  New Mexico State Severance Tax Series A
   4.50% 7/1/99 ....................................    1,000,000     1,001,447
  Pittsburgh, Pennsylvania Urban Redevelopment
   Authority Series D 3.15% 12/1/99 ................    1,170,000     1,170,000
+ Prince Georges County, Maryland Development
   Authority Revenue - Upper Marlboro Justice
   Center 7.00% 6/30/19-99 (MBIA) ..................    1,150,000     1,179,908
  Tennessee State Higher Educational Facilities
   Authority 3.40% 5/1/99 ..........................      500,000       500,000
                                                                     ----------
  Total Municipal Bonds ............................                  9,399,142
                                                                     ----------
**Put Bonds - 7.64%
  New Hampshire Higher Educational & Health
   Facilities Authority Revenue - Dartmouth
   Educational 3.90% 6/1/99 ........................      755,000       755,000
  Oklahoma State Water Resources Board
   2.90% 9/1/99 ....................................    1,500,000     1,499,265
                                                                     ----------
  Total Put Bonds ..................................                  2,254,265
                                                                     ----------
  Commercial Paper - 8.47%
  Orlando, Florida Capital Improvement
   2.70% 5/3/99 ....................................    1,100,000     1,100,000
  Sweetwater, Wyoming - Pacificorp
   2.65% 6/1/99 ....................................    1,400,000     1,400,000
                                                                     ----------
  Total Commercial Paper ...........................                  2,500,000
                                                                     ----------
  TOTAL MARKET VALUE OF SECURITIES - 98.64%
   (cost $29,108,407)++ .........................................   $29,108,407
  RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.36%........       400,254
                                                                     ----------
  NET ASSETS APPLICABLE TO 29,508,661 SHARES
   ($0.001 PAR VALUE) OUTSTANDING - 100.00%......................   $29,508,661
                                                                    ===========
  NET ASSET VALUE - TAX-FREE MONEY FUND A CLASS
   ($28,136,124 / 28,136,124 SHARES)..............................        $1.00
                                                                          =====
  NET ASSET VALUE - TAX-FREE MONEY FUND CONSULTANT CLASS
   ($1,372,537 / 1,372,537 SHARES)................................        $1.00
                                                                          =====

4  money market fund

--------------------------------------------------------------------------------
_____________
 *The Maturity date shown is the longer of the next interest reset date or the date in which the principal amount can be recovered through demand.
**Put Bonds - Securities are variable rate and the maturity date shown is the same as the put date.
 +For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
++Also the cost for federal income tax purposes.

AMBAC - Insured by the AMBAC Indemnity Corporation
  AMT - Alternative Minimum Tax
 FGIC - Insured by the Financial Guaranty Insurance Company
  LOC - Letter of Credit
 MBIA - Insured by the Municipal Bond Insurance Association

                             See accompanying notes


Delaware Group Tax-Free Money Fund, Inc.
Statement of Operations
Year Ended April 30, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ..............................................              $1,093,062
                                                                     ----------
EXPENSES:
Management fees .......................................  $154,894
Dividend disbursing and transfer agent fees
   and expenses .......................................    52,010
Registration fees .....................................    28,450
Professional fees .....................................    23,147
Accounting and administration .........................    17,161
Taxes (other than taxes on income) ....................    15,194
Reports and statements to shareholders ................    14,000
Directors' fees .......................................     6,146
Custodian fees ........................................     1,565
Other .................................................    16,164
                                                         --------
                                                          328,731
Less fees paid indirectly .............................    (1,707)
                                                         --------
Total Expenses ........................................                 327,024
                                                                     ----------

NET INVESTMENT INCOME .................................                 766,038
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................                $766,038
                                                                     ==========

                             See accompanying notes

Delaware Group Tax-Free Money Fund, Inc.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                            Year         Year
                                                           Ended        Ended
                                                          4/30/99      4/30/98
                                         ---------------------------------------
Increase in Net Assets from Operations:
Net investment income ............................... $   766,038   $   937,219
                                                      -----------   -----------
Dividends to Shareholders From:
Net investment income:
   A Class ..........................................    (699,127)     (865,335)
   Consultant Class .................................     (66,911)      (71,884)
                                                      -----------   -----------
                                                         (766,038)     (937,219)
Capital Share Transactions:
Proceeds from shares sold:
   A Class ..........................................  34,725,830    32,198,458
   Consultant Class .................................  16,825,418    10,201,793
Net asset value of shares issued upon reinvestment
   of dividends from net investment income:
   A Class ..........................................     668,055       809,603
   Consultant Class .................................      67,810        68,633
                                                      -----------   -----------
                                                       52,287,113    43,278,487
                                                      -----------   -----------
Cost of shares repurchased:
   A Class .......................................... (37,522,036)  (35,402,936)
   Consultant Class ................................. (20,093,243)   (7,227,205)
                                                      -----------   -----------
                                                      (57,615,279)  (42,630,141)
                                                      -----------   -----------
Increase (decrease) in net assets derived from
   capital share transactions .......................  (5,328,166)      648,346
                                                      -----------   -----------

Net Increase (Decrease) In Net Assets ...............  (5,328,166)      648,346
                                                      -----------   -----------

Net Assets:
Beginning of year ...................................  34,836,827    34,188,481
                                                      -----------   -----------
End of year ......................................... $29,508,661   $34,836,827
                                                      ===========   ===========

                             See accompanying notes
                                                             money market fund 5

Delaware Group Tax-Free Money Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each year were as follows:

                                                                       Tax-Free Money Fund A Class
                                                        ----------------------------------------------------------
                                                        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                          4/30/99    4/30/98      4/30/97    4/30/96     4/30/95
Net asset value, beginning of year ....................    $1.000     $1.000       $1.000     $1.000      $1.000

Income from investment operations:
   Net investment income ..............................     0.024      0.028        0.028      0.029       0.026
                                                          -------    -------      -------    -------     -------
   Total from investment operations ...................     0.024      0.028        0.028      0.029       0.026
                                                          -------    -------      -------    -------     -------

Less dividends:
   Dividends from net investment income ...............    (0.024)    (0.028)      (0.028)    (0.029)     (0.026)
                                                          -------    -------      -------    -------     -------
   Total dividends ....................................    (0.024)    (0.028)      (0.028)    (0.029)     (0.026)
                                                          -------    -------      -------    -------     -------
Net asset value, end of year ..........................    $1.000     $1.000       $1.000     $1.000      $1.000
                                                          =======    =======      =======    =======     =======

Total return ..........................................     2.40%      2.78%        2.79%      2.97%       2.59%

Ratios and supplemental data:
   Net assets, end of year (000 omitted) ..............   $28,136    $30,264      $32,659    $35,479     $54,444
   Ratio of expenses to average net assets ............     1.02%      0.91%        0.82%      0.90%       0.96%
   Ratio of net investment income to average net assets     2.37%      2.75%        2.75%      2.95%       2.57%




                                                                   Tax-Free Money Fund Consultant Class
                                                        ----------------------------------------------------------
                                                        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                          4/30/99    4/30/98     4/30/97     4/30/96     4/30/95
Net asset value, beginning of year ....................    $1.000     $1.000       $1.000     $1.000      $1.000

Income from investment operations:
   Net investment income ..............................     0.024      0.028        0.028      0.029       0.026
                                                          -------    -------      -------    -------     -------
   Total from investment operations ...................     0.024      0.028        0.028      0.029       0.026
                                                          -------    -------      -------    -------     -------

Less dividends:
   Dividends from net investment income................    (0.024)    (0.028)     (0.028)     (0.029)     (0.026)
                                                          -------    -------      -------    -------     -------
   Total dividends.....................................    (0.024)    (0.028)     (0.028)     (0.029)     (0.026)
                                                          -------    -------      -------    -------     -------
Net asset value, end of year ..........................    $1.000     $1.000       $1.000     $1.000      $1.000
                                                          =======    =======      =======    =======     =======

Total return ..........................................     2.40%      2.78%        2.79%      2.97%       2.59%

Ratios and supplemental data:
   Net assets, end of year (000 omitted)...............    $1,373     $4,573       $1,529     $1,452      $1,614
   Ratio of expenses to average net assets ............     1.02%      0.91%        0.82%      0.90%       0.96%
   Ratio of net investment income to average net assets     2.37%      2.75%        2.75%      2.95%       2.57%

                             See accompanying notes

6 money market fund

Delaware Group Tax-Free Money Fund, Inc.
Notes To Financial Statements
April 30, 1999
--------------------------------------------------------------------------------
Delaware Group Tax-Free Money Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Delaware Business Trust and offers two classes of shares. The Tax-Free Money Fund A Class and The Tax-Free Money Fund Consultant Class. Neither class has a sales charge. The Fund's objective is to seek maximum current income, exempt from federal income tax, while preserving principal and maintaining liquidity consistent with prudent investment management. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Securities are valued at amortized cost which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly. Realized gains, if any, will be distributed annually.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $742 for the period ended April 30, 1999. The Fund may receive earnings credit used to offset custody fees when positive balances are maintained at the custodian. These credits were $965 for the period ended April 30, 1999. The "soft dollar" reimbursement and the earnings credit are combined as expenses paid indirectly in the Statement of Operations.

2. Investment Management and Other Transactions with Affiliates
Effective April 1, 1999, the Fund pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the following rates; 0.45% on the first $500 million of average daily net assets, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion. Prior to April 1, 1999 the annual fee was calculated daily at the rate of 0.50% on the average daily net assets of the Fund less the fees paid to the unaffiliated directors. On April 30, 1999, the Fund had a liability for investment management fees and other expenses payable to DMC of $14,424.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. On April 30, 1999, the Fund had a liability for such fees and other expenses payable to DSC of $1,584.

Pursuant to the Distribution Agreement, the Fund may pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual 12b-1 fee not to exceed 0.30% of the average daily net assets of the Fund. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future.

3. Capital Stock
Transactions in capital stock shares were as follows:

                                                         Year          Year
                                                         Ended         Ended
                                                        4/30/99       4/30/98
                                                       ----------    ----------
Shares sold:
   A Class ......................................      34,725,830    32,198,458
   Consultant Class .............................      16,825,418    10,201,793

Shares issued upon reinvestment of dividends
 from net investment income:
   A Class ......................................         668,055      809,603
   Consultant Class..............................          67,810       68,633
                                                       ----------   ----------
                                                       52,287,113   43,278,487
                                                       ----------   ----------

Shares repurchased:
   A Class.......................................     (37,522,036) (35,402,936)
   Consultant Class..............................     (20,093,243)  (7,227,205)
                                                       ----------   ----------
                                                      (57,615,279) (42,630,141)
                                                       ----------   ----------

Net increase (decrease) .........................      (5,328,166)     648,346
                                                       ==========   ==========

4. Market and Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

                                                             money market fund 7

Delaware Group Tax-Free Money Fund, Inc.
Report of Independent Auditors
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors
Delaware Group Tax-Free Money Fund, Inc.

We have audited the accompanying statement of net assets of Delaware Group Tax-Free Money Fund, Inc. (the "Fund") as of April 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Group Tax-Free Money Fund, Inc. at April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
June 4, 1999

8 money market fund

Proxy Results
(Unaudited)
--------------------------------------------------------------------------------
For the fiscal year ended April 30, 1999, The Delaware Cash Reserve shareholders voted on the following proposals at the annual meeting of shareholders on December 21, 1998. The description of each proposal and number of shares voted are as follows:

1. To elect the Fund's Board of Directors:
                                                        Shares    Shares Voted
                                                         Voted      Withheld
                                                          For       Authority
                                                       -----------------------
Jeffrey J. Nick .................................      17,163,722   2,379,432
Walter P. Babich ................................      17,184,268   2,358,886
John H. Durham...................................      17,235,070   2,308,084
Anthony D. Knerr ................................      17,235,070   2,308,084
Ann R. Leven ....................................      17,235,070   2,308,084
Thomas F. Madison ...............................      17,235,070   2,308,084
Charles E. Peck .................................      17,235,070   2,308,084
Wayne A. Stork...................................      17,235,070   2,308,084
Jan L. Yeomans...................................      17,235,070   2,308,084

2. To approve the reclassification of the Fund's investment objective from fundamental to non-fundamental.

     Shares                  Shares                Shares
   Voted For             Voted Against          Voted Abstain
   ----------------------------------------------------------
   16,613,444              1,260,894              1,644,150

3. To approve standardized fundamental investment restrictions for the Fund (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the Fund's investments in the same industry.

     Shares                 Shares                 Shares
   Voted For             Voted Against          Voted Abstain
   ----------------------------------------------------------
   17,360,158                541,890              1,616,438

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

     Shares                Shares                  Shares
   Voted For            Voted Against           Voted Abstain
   ----------------------------------------------------------
   17,282,820               773,490               1,462,177

3C. To adopt a new fundamental investment restriction concerning underwriting.

     Shares                Shares                  Shares
   Voted For           Voted Against            Voted Abstain
   ----------------------------------------------------------
   17,280,302               548,392               1,689,792

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

     Shares               Shares                   Shares
   Voted For          Voted Against             Voted Abstain
   ----------------------------------------------------------
   16,899,941              970,119                1,648,427

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

     Shares              Shares                    Shares
   Voted For          Voted Against             Voted Abstain
   ----------------------------------------------------------
   16,642,572            1,196,671                1,679,244

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

     Shares             Shares                     Shares
   Voted For         Voted Against              Voted Abstain
   ----------------------------------------------------------
   17,358,527             569,218                 1,590,742

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

     Shares             Shares                     Shares
   Voted For         Voted Against              Voted Abstain
   ----------------------------------------------------------
   16,626,974           1,259,500                  1,632,013

4. To approve a new investment management agreement with Delaware Management Company for the Fund.

     Shares             Shares                     Shares
   Voted For         Voted Against              Voted Abstain
   ----------------------------------------------------------
   16,667,932            890,827                  1,959,729

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for the Company.

     Shares               Shares                   Shares
   Voted For          Voted Against             Voted Abstain
   ----------------------------------------------------------
   17,669,116            521,516                   1,352,521

6. To approve the restructuring of the Company from its current form of organization into a Delaware Business Trust.

     Shares             Shares                      Shares
   Voted For        Voted Against               Voted Abstain
   ----------------------------------------------------------
   17,207,561            469,624                  1,841,302

This annual report is for the information of Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest or send money. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Directors

Wayne A. Stork
Chairman,
Delaware Investments Family of Funds
Philadelphia, PA

David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds
Philadelphia, PA

Walter P. Babich
Board Chairman, Citadel Constructors, Inc.
King of Prussia, PA

John H. Durham
Partner, Complete Care Services
Horsham, PA

Anthony D. Knerr
Consultant, Anthony Knerr & Associates
New York, NY

Ann R. Leven
Treasurer, National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Charles E. Peck
Secretary/Treasurer, Enterprise Homes, Inc.
Fredericksburg, VA

Jan L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, Minnesota

Affiliated Officers
George M. Chamberlain, Jr.
Senior Vice President, Secretary
and General Counsel
Delaware Investments Family of Funds
Philadelphia, PA

Bruce D. Barton
President and Chief Executive Officer
Delaware Distributors, L.P.
Philadelphia, PA

[photo of globes]

--------------------------------------------------------------------------------
Investment Manager
Delaware Management Company
Philadelphia, Pennsylvania

International Affiliate
Delaware International Advisers Ltd.
London, England

National Distributor
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

Shareholder Servicing,
Dividend Disbursing
and Transfer Agent
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

[photo of globes]


When used with prospective investors, this report must be preceded or accompanied by a current Tax-Free Money Fund Prospectus and the Delaware Investments Performance Update for the most recently completed calendar quarter. For a prospectus of any other mutual fund from Delaware Investments, contact your financial adviser or Delaware Investments.

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawareinvestments.com

Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions. The Fund is neither insured nor guaranteed by the U.S. government. Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

(C) Delaware Distributors, L.P.



DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

Printed in the USA
on recycled paper

(1787)
AR-006[4/99]PPL 6/99